Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

2. Acquisitions

2012 Acquisition

On December 31, 2012, the Company completed its acquisition of Genala whereby Genala merged with and into the Company in a transaction valued at approximately $27.5 million. The Company paid $13.4 million of cash and issued 423,616 shares of its common stock valued at approximately $14.1 million for all the outstanding shares of Genala common stock. Genala was the holding company for The Citizens Bank, which operated one banking office in Geneva, Alabama. The acquisition was effective at the close of business on December 31, 2012. Accordingly, no revenue or earnings of Genala or The Citizens Bank are included in the consolidated income statement for the period ending December 31, 2012. As provided for under GAAP, management has up to 12 months following the date of acquisition to finalize the fair values of the acquired assets and liabilities.

A summary of the assets acquired and liabilities assumed in the Genala acquisition is as follows:

	As Recorded by Genala	Fair Value Adjustments		As Recorded by the Company(1)
	(Dollars in thousands)
Assets acquired:
Cash and due from banks	$41,938	$—		$41,938
Investment securities	85,291	2,344	a	87,635
Loans and leases	43,401	(3,785	) b	39,616
Allowance for loan losses	(1,247)	1,247	b	—
Premises and equipment	426	590	c	1,016
Foreclosed assets	652	(342	) d	310
Accrued interest receivable	1,220	—		1,220
Intangible assets	—	1,656	e	1,656
Other	482	(26	) f	456

Total assets acquired	172,163	1,684		173,847

Liabilities assumed:
Deposits	142,652	882	g	143,534
Accrued interest payable and other liabilities	391	—		391

Total liabilities assumed	143,043	882		143,925

Net assets acquired	$29,120	$802		29,922

Consideration paid:
Cash				(13,396)
Common stock				(14,123)

Total consideration paid				(27,519)

Pre-tax gain				$2,403

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Genala acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities, including certain investment securities classified by Genala as held to maturity.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio and to eliminate the recorded allowance for loan losses.
c-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the premises and equipment acquired.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets.
e-	Adjustment reflects the fair value adjustment for core deposit intangibles recorded as a result of the acquisition.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets to estimated fair value.
g-	Adjustment reflects the fair value adjustment based on the Company’s evaluation of the acquired deposits.

The following unaudited supplemental pro-forma information is presented to show the estimated results as if Genala had been acquired as of January 1, 2012, adjusted for any potential costs savings.

Year Ended December 31, 2012
(Dollars in thousands, except per share amounts)
Net interest income (unaudited)	$180,600
Net income (unaudited)	$79,800
EPS - Diluted (unaudited)	$2.26

2011 Acquisitions

On January 14, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Oglethorpe Bank (“Oglethorpe”) with offices in Brunswick and St. Simons Island, Georgia.

On April 29, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former First Choice Community Bank (“First Choice”) with offices in Dallas, Newnan (2), Senoia, Sharpsburg, Douglasville and Carrollton, Georgia. On July 1, 2011, the Company closed one of the offices in Newnan, Georgia, and on October 26, 2011, the Company closed the office in Carrollton, Georgia.

On April 29, 2011, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former The Park Avenue Bank (“Park Avenue”) with offices in Valdosta (3), Bainbridge (2), Cairo, Lake Park, Stockbridge, McDonough, Oakwood and Athens, Georgia and in Ocala, Florida. On October 21, 2011, the Company closed the office in Stockbridge, Georgia.

Subsequent to the reporting of the assets acquired and the liabilities assumed in the Oglethorpe, First Choice and Park Avenue acquisitions, the Company made certain adjustments to these values in order to finalize the Day 1 Fair Values. As a result of those adjustments, the Company has “recast” the assets acquired and liabilities assumed in the Oglethorpe, First Choice and Park Avenue acquisitions to reflect the Day 1 Fair Values. The following tables provide a summary of the Day 1 Fair Values of assets acquired and liabilities assumed, including any such recast adjustments, for the Company’s 2011 FDIC-assisted acquisitions.

A summary of the assets acquired and liabilities assumed in the Oglethorpe acquisition, including recast adjustments, is as follows:

	January 14, 2011
	As Recorded by Oglethorpe	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$14,710	$—		$—	$14,710
Purchased non-covered loans	6,532	(3,447	) b	—	3,085
Covered loans	154,018	(73,342	) b	758	81,434
FDIC loss share receivable	—	52,395	c	(1,292)	51,103
Foreclosed assets covered by FDIC loss share agreements	16,554	(9,410	) d	(59)	7,085
Core deposit intangible	—	401	e	—	401
Other assets	1,054	(621	) f	726	1,159

Total assets acquired	192,868	(34,024)		133	158,977

Liabilities assumed:
Deposits	195,067	—	i	—	195,067
FDIC clawback payable	—	924	h	133	1,057
Other liabilities	333	100	f	—	433

Total liabilities assumed	195,400	1,024		133	196,557

Net assets acquired	(2,532)	$(35,048)		$—	(37,580)

Asset discount bid	(38,000)

Cash received from FDIC	$40,532				40,532

Pre-tax gain					$2,952

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the Oglethorpe acquisition.

A summary of the assets acquired and liabilities assumed in the First Choice acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by First Choice	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$38,018	$—		$—	$38,018
Investment securities AFS	4,588	(20	) a	—	4,568
Purchased non-covered loans	1,973	(419	) b	—	1,554
Covered loans	246,451	(96,557	) b	(1,382)	148,512
FDIC loss share receivable	—	59,544	c	460	60,004
Foreclosed assets covered by
FDIC loss share agreements	2,773	(1,102	) d	—	1,671
Core deposit intangible	—	495	e	—	495
Other assets	931	(861	) f	884	954

Total assets acquired	294,734	(38,920)		(38)	255,776

Liabilities assumed:
Deposits	293,344	—	i	—	293,344
FHLB-Atlanta advances	4,000	—	g	—	4,000
FDIC clawback payable	—	930	h	(38)	892
Other liabilities	478	100	f	—	578

Total liabilities assumed	297,822	1,030		(38)	298,814

Net assets acquired	(3,088)	$(39,950)		$—	(43,038)

Asset discount bid	(42,900)

Cash received from FDIC	$45,988				45,988

Pre-tax gain					$2,950

(1)	Represents the Day 1 Fair Values of assets acquired and liabilities assumed in the First Choice acquisition.

A summary of the assets acquired and liabilities assumed in the Park Avenue acquisition, including recast adjustments, is as follows:

	April 29, 2011
	As Recorded by Park Avenue	Fair Value Adjustments		Recast Adjustments	As Recorded by the Company(1)
	(Dollars in thousands)

Assets acquired:
Cash and cash equivalents	$66,825	$—		$—	$66,825
Investment securities AFS	132,737	(947	) a	—	131,790
Purchased non-covered loans	23,664	(5,968	) b	—	17,696
Covered loans	408,069	(145,152	) b	1,380	264,297
FDIC loss share receivable	—	113,683	c	2,571	116,254
Foreclosed assets covered by FDIC loss share agreements	91,442	(59,812	) d	(450)	31,180
Core deposit intangible	—	5,063	e	—	5,063
Other assets	5,012	(2,035	) f	(1,799)	1,178

Total assets acquired	727,749	(95,168)		1,702	634,283

Liabilities assumed:
Deposits	626,321	—	i	—	626,321
FHLB-Atlanta advances	84,260	4,559	g	—	88,819
FDIC clawback payable	—	14,868	h	77	14,945
Other liabilities	1,588	500	f	1,625	3,713

Total liabilities assumed	712,169	19,927		1,702	733,798

Net assets acquired	15,580	$(115,095)		$—	(99,515)

Asset discount bid	(174,900)

Cash received from FDIC	$159,320				159,320

Pre-tax gain					$59,805

(1)	Represents the Day 1 Fair Values of the assets acquired and liabilities assumed in the Park Avenue acquisition.

Explanation of fair value adjustments

a-	Adjustment reflects the fair value adjustment based on the Company’s pricing of investment securities AFS.
b-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired loan portfolio.
c-	Adjustment reflects the estimated fair value of payments the Company expects to receive from the FDIC under the loss share agreements.
d-	Adjustment reflects the fair value adjustments based on the Company’s evaluation of the acquired foreclosed assets covered by FDIC loss share agreements.
e-	Adjustment reflects the estimated fair value of the core deposit intangible.
f-	Adjustment reflects the amount needed to adjust the carrying value of other assets and other liabilities to estimated fair value.
g-	Adjustment reflects the amount of the prepayment penalty, if any, assessed on early payoff of FHLB- Atlanta advances.
h-	Adjustment reflects the estimated fair value of payments the Company expects to make to the FDIC under the clawback provisions of the loss share agreements at the conclusion of the term of the loss share agreements.
i-	Because the Company reset deposit rates for these assumed deposits, as provided for under the purchase and assumption agreements, to reflect an appropriate market rate of interest, there was no fair value adjustment for such assumed deposits.

The Company’s results of operations include the operating results of the acquired assets and assumed liabilities from the respective dates of acquisition through the end of the reporting period. Due to the significant fair value adjustments and the nature of the loss sharing agreements with the FDIC, the Company believes pro forma information that would include pre-acquisition historical results of the acquired assets and assumed liabilities is not relevant. Accordingly, no pro forma information is included in these consolidated financial statements.

2010 Acquisitions

On March 26, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Unity National Bank (“Unity”) with offices in Cartersville (2), Rome, Adairsville and Calhoun, Georgia.

On July 16, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Woodlands Bank (“Woodlands”) with offices in South Carolina (2); North Carolina (2); Georgia and Alabama (3). On October 26, 2010, the Company closed four of the Woodlands offices.

On September 10, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Horizon Bank (“Horizon”) with offices in Bradenton (2), Palmetto and Brandon, Florida. On December 23, 2010, the Company closed the office in Brandon, Florida.

On December 17, 2010, the Company, through the Bank, entered into a purchase and assumption agreement with loss share agreements with the FDIC pursuant to which it acquired substantially all of the assets and assumed substantially all of the deposits and certain other liabilities of the former Chestatee State Bank (“Chestatee”) with offices in Dawsonville (2), Cumming and Marble Hill, Georgia.

Purchase Accounting Adjustments

The recast adjustments to the acquired assets and assumed liabilities for each of the Company’s FDIC-assisted acquisitions were made subsequent to the acquisition, but prior to their one-year anniversaries and, as provided for under GAAP, were considered to be purchase accounting adjustments in deriving the Day 1 Fair Values for the acquired assets and assumed liabilities. These adjustments impacted the net assets acquired and the resulting pre-tax gains on these acquisitions. However, because the net effect on net assets acquired and resulting pre-tax gains was not material, management recorded the impact of such adjustments as an increase or decrease to non-interest income during the quarter in which the adjustments were determined. The net decrease to non-interest income is included as an adjustment to “other assets” or “other liabilities” in the previous tables.

As a result of the recent adjustments, certain amounts previously reported in the Company’s December 31, 2011 consolidated financial statements have been recast. The following is a summary of those financial statement captions that have been impacted by these recast adjustments.

	As Previously Reported	Recast Adjustments	As Recast
	(Dollars in thousands)
December 31, 2011:
Covered loans	$806,924	$(2)	$806,922
FDIC loss share receivable	278,263	782	279,045
Other assets	32,495	884	33,379
FDIC clawback payable	24,606	39	24,645
Accrued interest payable and other liabilities	43,882	1,625	45,507

Loss Share Agreements and Other FDIC-Assisted Acquisition Matters

In conjunction with these FDIC-assisted acquisitions, the Bank entered into loss share agreements with the FDIC such that the Bank and the FDIC will share in the losses on assets covered under the loss share agreements. Pursuant to the terms of the loss share agreements for the Unity acquisition, on losses up to $65.0 million, the FDIC will reimburse the Bank for 80% of losses. On losses exceeding $65.0 million, the FDIC will reimburse the Bank for 95% of losses. Pursuant to the terms of the loss share agreements for the Woodlands acquisition, the Chestatee acquisition, the Oglethorpe acquisition and the First Choice acquisition, the FDIC will reimburse the Bank for 80% of losses. Pursuant to the terms of the loss share agreements for the Horizon acquisition, the FDIC will reimburse the Bank on single family residential loans and related foreclosed assets for (i) 80% of losses up to $11.8 million, (ii) 30% of losses between $11.8 million and $17.9 million and (iii) 80% of losses in excess of $17.9 million. For non-single family residential loans and related foreclosed assets, the FDIC will reimburse the Bank for (i) 80% of losses up to $32.3 million, (ii) 0% of losses between $32.3 million and $42.8 million and (iii) 80% of losses in excess of $42.8 million. Pursuant to the terms of the loss share agreements for the Park Avenue acquisition, the FDIC will reimburse the Bank for (i) 80% of losses up to $218.2 million, (ii) 0% of losses between $218.2 million and $267.5 million and (iii) 80% of losses in excess of $267.5 million.

The loss share agreements applicable to single family residential mortgage loans and related foreclosed assets provide for FDIC loss sharing and the Bank’s reimbursement to the FDIC for recoveries of covered losses for ten years from the date on which each applicable loss share agreement was entered. The loss share agreements applicable to commercial loans and related foreclosed assets provide for FDIC loss sharing for five years from the date on which each applicable loss share agreement was entered and the Bank’s reimbursement to the FDIC for recoveries of covered losses for an additional three years thereafter.

To the extent that actual losses incurred by the Bank are less than (i) $65 million on the Unity assets covered under the loss share agreements, (ii) $107 million on the Woodlands assets covered under the loss share agreements, (iii) $60 million on the Horizon assets covered under the loss share agreements, (iv) $66 million on the Chestatee assets covered under the loss share agreements, (v) $66 million on the Oglethorpe assets covered under the loss share agreements, (vi) $87 million on the First Choice assets covered under the loss share agreements and (vii) $269 million on the Park Avenue assets covered under the loss share agreements, the Bank may be required to reimburse the FDIC under the clawback provisions of the loss share agreements.

The terms of the purchase and assumption agreements for the Unity, Woodlands, Horizon, Chestatee, Oglethorpe, First Choice and Park Avenue acquisitions provide for the FDIC to indemnify the Bank against certain claims, including claims with respect to assets, liabilities or any affiliate not acquired or otherwise assumed by the Bank and with respect to claims based on any action by the former directors, officers or employees of Unity, Woodland, Horizon, Chestatee, Oglethorpe, First Choice or Park Avenue.